Financial risk management (Details 2) - INR (₨) ₨ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	₨ 26,444	₨ 25,572
Bank overdraft, short-term loans and borrowings	7,390	27,082
Derivative financial instruments	137	479
Other liabilities and provisions	30,926	26,238
Not later than one year [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	26,444	25,572
Bank overdraft, short-term loans and borrowings	7,390	27,082
Derivative financial instruments	137	479
Other liabilities and provisions	30,110	25,485
Later Than One Year But Not Later Than Two Years [Member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	0	0
Later than two years and not later than three years [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	0	0
Later than three years and not later than four years [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	0	0
Later than four years [Member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	₨ 816	₨ 753